Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities and Commitments
31. CONTINGENT LIABILITIES AND COMMITMENTS

		Group
	2022	2021
	£m	£m
Guarantees given to third parties	448	363
Formal standby facilities, credit lines and other commitments	31,410	37,385
	31,858	37,748
At 31 December 2022, the Santander UK group had credit impairment loss provisions relating to guarantees given to third parties and undrawn loan commitments. See Note 29 for more details.Where the items set out below can be reliably estimated, they are disclosed in the table above.
Capital support arrangements
At 31 December 2022 , Santander UK plc, Cater Allen Limited, Santander ISA Managers Limited and certain other non-regulated subsidiaries of Santander UK plc were party to a capital support deed entered into on 17 December 2021 and effective from 1 January 2022 (the RFB Sub-Group Capital Support Deed). These parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 31 December 2024. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated parties to any of the regulated parties in the event that one of the regulated parties breached or was at risk of breaching its capital resources or risk concentrations requirements.
At 31 December 2022, Santander UK Group Holdings plc and Santander Financial Services plc, the regulated entities, and Santander Equity Investments Limited were party to a capital support deed entered into on 17 December 2021 and effective from 1 January 2022 (the Non-RFB Sub-Group Capital Support Deed). These parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 31 December 2024. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the Non-RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated parties to any of the regulated parties in the event that one of the regulated parties breached or was at risk of breaching its capital resources or risk concentrations requirements.
Liquidity support arrangements
We monitor and manage liquidity risk for the Santander UK plc group and Santander Financial Services plc separately. Under this model, and the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows the entities to collectively meet regulatory requirements for the purpose of managing liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.
Guarantees given to third parties
Guarantees given to third parties consist primarily of letters of credit, bonds and guarantees granted as part of normal product facilities which are offered to customers.
Formal standby facilities, credit lines and other commitments
Ongoing assessments are made to ensure that credit limits remain appropriate considering any change in the security value or the customer’s financial circumstances. For unsecured overdraft facilities and credit cards, the facilities are granted based on new business risk assessment and are reviewed more frequently based on internal, as well as external data. Corporate facilities can comprise standby and revolving facilities which are subject to ongoing compliance with covenants and may require the provision of agreed security.
FSCS
The FSCS is the UK’s independent statutory compensation fund for customers of authorised financial services firms and pays compensation if a firm is unable to pay certain claims against it. The FSCS is funded by levies on the industry and recoveries and borrowings where appropriate.
Loan representations and warranties
In connection with the securitisations and covered bond transactions described in Note 14, the Santander UK group entities selling the relevant loans into the applicable securitisation or covered bond portfolios make representations and warranties with respect to such loans, in each case as of the date of the sale of the loans into the applicable portfolio. These representations and warranties cover, among other things, the ownership of the loan by the relevant Santander UK group entity, absence of a material breach or default by the relevant borrower under the loan, the loan’s compliance with applicable laws and absence of material disputes with respect to the relevant borrower, asset and loan. The specific representations and warranties made by Santander UK group companies which act as sellers of loans in these securitisations and covered bond transactions depend in each case on the nature of the transaction and the requirements of the transaction structure. In addition, market conditions and credit rating agency requirements may affect the representations and warranties required of the relevant Santander UK group companies in these transactions.
In the event that there is a material breach of the representations and warranties given by Santander UK plc as seller of loans under the residential mortgage-backed securitisations or the covered bond programmes included in Note 14, or if such representations and warranties prove to be materially untrue at the date when they were given (being the sale date of the relevant mortgage loans), Santander UK plc may be required to repurchase the affected mortgage loans (generally at their outstanding principal balance plus accrued interest). These securitisations and covered bond programmes are collateralised by prime residential mortgage loans. Santander UK plc is principally a retail prime lender and has no appetite or product offering for any type of sub-prime business. In addition, Santander UK plc’s credit policy explicitly prohibits such lending.
Similarly, under the auto loan securitisations in Note 14, in the event that there is a breach or inaccuracy in respect of a representation or warranty relating to the loans, the relevant Santander UK group entity who sold the auto loans into the securitisation portfolio will be required to repurchase such loans from the structure (also at their outstanding principal balance plus accrued interest). In addition to breaches of representation and warranties, under the auto loan securitisations, the seller may also have a repurchase obligation if certain portfolio limits are breached (which include, amongst other things, limits as to the size of a loan given to an individual customer, LTV ratio, average term to maturity and average seasoning).
In the case of a repurchase of a loan from the relevant securitisation or covered bond programmes, the Santander UK group may bear any subsequent credit loss on such loan. The Santander UK group manages and monitors its securitisation and covered bond activities closely to minimise potential claims.
Other legal actions and regulatory matters
Santander UK engages in discussion, and co-operates, with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
FCA civil regulatory investigation into Santander UK plc financial crime systems, processes and controls, and compliance with the Money Laundering Regulations 2007
In December 2022, we paid a £108m financial penalty to settle the FCA's enforcement investigation into the anti-money laundering systems and controls in our Business Banking division in the period between 31 December 2012 and 18 October 2017. The settlement concluded the FCA's investigation.
Payment Protection Insurance
In relation to a specific PPI portfolio of complaints, a legal dispute regarding allocation of liability is in its early stages. The dispute relates to the liability for PPI mis-selling complaints relating to pre-2005 PPI policies underwritten by AXA France IARD and AXA France Vie (together, AXA France - previously Financial Insurance Company Ltd and Financial Assurance Company Ltd respectively) and involves Santander Cards UK Limited (a former GE Capital Corporation entity and distributor of pre-2005 PPI known as GE Capital Bank Limited which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc) and a Banco Santander SA subsidiary Santander Insurance Services UK Limited (together the Santander Entities). During the relevant period, AXA France were owned by Genworth Financial International Holdings, Inc (Genworth).
In September 2015, AXA SA acquired AXA France from Genworth. In July 2017, the Santander Entities notified AXA France that they did not accept liability for losses on PPI policies relating to the relevant period. Santander UK plc entered into a Complaints Handling Agreement (CHA) with AXA France pursuant to which it agreed to handle complaints on their behalf, and AXA France agreed to pay redress assessed to be due to relevant policyholders on a without prejudice basis. A standstill agreement was entered into between the Santander Entities and AXA France as a condition of the CHA.
In July 2020, Genworth announced that it had agreed to pay AXA SA circa £624m in respect of PPI mis-selling losses in settlement of the related dispute concerning obligations under the sale and purchase agreement pursuant to which Genworth sold AXA France to AXA SA. The CHA between Santander UK plc and AXA France terminated on 26 December 2020. On 30 December 2020, AXA France provided written notice to the Santander Entities to terminate the standstill agreement. During 2021, AXA France commenced litigation against the Santander Entities seeking recovery of £636m and any further losses relating to pre-2005 PPI. Judgment in respect of the Santander Entities application for AXA France’s claim to be struck out/summarily dismissed, was handed down by the Commercial Court on 12 July 2022. In summary, the Commercial Court upheld a significant part of the Santander Entities’ strike-out application, striking out AXA France’s claim for contribution against Santander for alleged losses and requiring AXA France to re-plead a significant portion of its other pleadings. AXA France updated the amount of losses claimed from £636m to £670m in their Amended Particulars of Claim dated 21 October 2022. Overall, the dispute remains at an early stage and there are ongoing factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the outcome or the timing of the resolution of the matter. The litigation and other regulatory provision in Note 29 includes our best estimate of the Santander Entities’ liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial to the Santander Entities’ interests in connection with the dispute.
In addition, and in relation to PPI more generally the PPI provision includes an amount relating to legal claims challenging the FCA’s industry guidance on the treatment of Plevin / recurring non-disclosure assessments. This provision is based on current stock levels, future projected claims, and average redress. There remains a risk that volumes received in future may be higher than forecast. The provision in Note 29 includes our best estimate of Santander UK’s liability for the specific issue. The actual cost of customer compensation could differ from the amount provided. It is not currently practicable to provide an estimate of the risk and amount of any further financial impact.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During 2022 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently possible to make a reliable assessment of the size of any related potential liability.
Taxation
The Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group’s tax matters. The Santander UK group adopted the UK’s Code of Practice on Taxation for Banks in 2010.
Certain leases in which the Santander UK group is or was the lessor have been under review by HMRC in connection with claims for tax allowances. Under the terms of the lease agreements, the Santander UK group is fully indemnified in all material respects by the respective lessees for any liability arising from the disallowance of tax allowances plus accrued interest. During 2021, an outline agreement in principle in respect of a number of these lease arrangements was reached directly between the lessee and HMRC. This agreement was executed in April 2022, resulting in a final payment by the lessee to HMRC and the conclusion of HMRC’s review. There is no financial impact for the Santander UK group.
Other
On 2 November 2015, Visa Europe Ltd agreed to sell 100% of its share capital to Visa Inc. The deal closed on 21 June 2016. As a member and shareholder of Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland (UK&I) multilateral interchange fees (MIFs). Following ring-fencing, all Visa stock is now held by Santander Equity Investments Limited (SEIL), outside the ring-fenced bank. In valuing the preferred stock, SEIL makes adjustments for illiquidity and the potential for changes in the conversion rate due to litigation costs. In June 2020, the Supreme Court issued a judgement finding that MIFs restricted competition, and this resulted in a change to the calculation of the fair value adjustments. There has been no change to the fair value adjustment in 2022.
In September 2020, pursuant to the scheduled release assessment, Visa released half of the value of the convertible preferred stock. As a result of this release, SEIL was issued with 5,211 units of Series A Convertible Participating Preferred Stock (Series A Preferred Stock). This Series A Preferred Stock was subsequently sold for £82m.
In July 2022, pursuant to the scheduled release assessment, Visa released just over half of the value of the remaining convertible preferred stock. As a result of this release, SEIL was issued with 2,516 units of Series A Preferred Stock. In 2022, SEIL sold all 2,516 units of Series A Preferred Stock for £41.6m. SEIL therefore had no units of Series A Preferred Stock remaining at 31 December 2022. Following the scheduled release assessment, SEIL re-estimated the changes to the conversion rate of the remaining convertible preferred stock in the scenario that losses relating to UK&I MIFs exceed €1bn.
In addition, Santander UK and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued to UK&I banks on closing has been reduced to nil. Whilst Santander UK's liability under this indemnity is capped at €39.85m, Visa Inc. may have recourse to a general indemnity in place under Visa Europe Operating Regulations for damages not satisfied through the above mechanism. At this stage, it is unclear whether the litigation will give rise to more than €1bn of losses relating to UK&I MIFs which means it is difficult to predict the resolution of the matter including the timing or the significance of the possible impact.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, entities within the Santander UK group have given warranties and indemnities to the purchasers.
Obligations under stock borrowing and lending agreements
Obligations under stock borrowing and lending agreements represent contractual commitments to return stock borrowed. These obligations are offset by a contractual right to receive stock under other contractual agreements. See Note 35.
Other off-balance sheet commitments
The Santander UK group has commitments to lend at fixed interest rates which expose us to interest rate risk. For more, see the Risk review.